Retirement Plans And Postretirement Benefits (Net Postretirement Benefit Costs And Postretirement Projected Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.20%	3.61%
Discount rate	3.61%	3.86%
Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	5.10%
Health care cost trend on covered charges, Initial	6.80%	6.67%
Health care cost trend on covered charges, Ultimate	5.96%	6.48%
Health care cost trend on covered charges, Years to ultimate	7 years	1 year
Post Retirement Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.07%	4.80%
Health care cost trend on covered charges, Initial	6.86%	6.80%
Health care cost trend on covered charges, Ultimate	6.23%	5.96%
Health care cost trend on covered charges, Years to ultimate	8 years	8 years